COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2014
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
Schedule of Aggregate Minimum Lease Commitments
$

2015	2,547
2016	2,117
2017	2,168
2018	2,179
Thereafter	11,457

20,468